Plan Assets Categories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 166,697		¥ 156,856		¥ 150,226
Domestic | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,740		7,836
Domestic | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	19,066		16,081
Domestic | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,467		3,903
Domestic | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,708		3,546
Domestic | Life insurance company general account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	92,160		93,969
Domestic | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,312		1,789
Domestic | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	14,119	[1]	12,638	[1]
Domestic | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,290	[2]	4,541	[2]
Domestic | Other Investment Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets			783	[3]
Domestic | Other Investment International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,973	[4]	3,680	[4]
Domestic | Debt long/short
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,847	[5]	8,090	[5]
Domestic | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,015	[6]
Domestic | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	33,826		29,252
Domestic | Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,740		7,836
Domestic | Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	19,066		16,081
Domestic | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,708		3,546
Domestic | Level 1 | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,312		1,789
Domestic | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	125,437		125,847
Domestic | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,048		2,146
Domestic | Level 2 | Life insurance company general account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	92,160		93,969
Domestic | Level 2 | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	14,119	[1]	12,638	[1]
Domestic | Level 2 | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,290	[2]	4,541	[2]
Domestic | Level 2 | Other Investment Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets			783	[3]
Domestic | Level 2 | Other Investment International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,973	[4]	3,680	[4]
Domestic | Level 2 | Debt long/short
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,847	[5]	8,090	[5]
Domestic | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,434		1,757		1,449
Domestic | Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,419		1,757
Domestic | Level 3 | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,015	[6]
Foreign
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	24,209		18,751		18,010
Foreign | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,200		5,071
Foreign | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	453		350
Foreign | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	841		842
Foreign | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	573		340
Foreign | Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	14,499	[7]	11,614	[7]
Foreign | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,575		477
Foreign | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	68		57
Foreign | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,721		5,478
Foreign | Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,200		5,071
Foreign | Level 1 | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	453		350
Foreign | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	68		57
Foreign | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	17,488		13,273
Foreign | Level 2 | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	841		842
Foreign | Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	573		340
Foreign | Level 2 | Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	14,499	[7]	11,614	[7]
Foreign | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 1,575		¥ 477

[1]	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
[2]	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
[3]	This category includes trust funds that mainly invest both long and short in equity securities that are listed on domestic securities exchanges.
[4]	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
[5]	This category includes trust funds that mainly invest both long and short in government bonds.
[6]	This category includes private open-ended real estate funds.
[7]	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.